Organization and Business Operations (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	7 Months Ended
	Feb. 12, 2021	Sep. 24, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)		$ 0.20				$ 0.20
Common stock business combination redeem percentage						100.00%
Common stock redeem percentage						100.00%
Net tangible assets (in Dollars)						$ 5,000,001
Dissolution expenses (in Dollars)						100,000
Proceeds from issuance initial public offering						345,000,000
Operating bank accounts				$ 13,741	$ 13,741	1,121,103
Working Capital Of Approximately						1,194,956
Interest earned on Trust Account				8,319	73,798	82,119
Offering costs paid by sponsor in exchange for founder shares			$ 25,000			25,000
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock		5,933,334
Proceeds from Issuance of underwriters (in Shares)		8,900,000
Amount of loans to company by sponsor				$ 300,000	$ 300,000	$ 300,000
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock		34,500,000
Price per unit (in Dollars per share)		$ 10.00
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock		4,500,000
Price per unit (in Dollars per share)		$ 10.00
Gross proceeds (in Dollars)		$ 345,000,000
Public offering excercise share units (in Shares)		4,500,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock					5,933,334
Price per unit (in Dollars per share)				$ 1.50	$ 1.50
Net proceeds (in Dollars)					$ 345,000,000
Subscription Agreements [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock	42,560,000
Price per share (in Dollars per share)	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001
Common Class A [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock						34,500,000
Price per share (in Dollars per share)		$ 11.50		11.50	$ 11.50	$ 11.50
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Interest earned on Trust Account				$ 8,319	$ 73,798